Investments (Net Investment Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 3,339,967	$ 2,527,151	$ 1,752,819
Less: investment expenses	(129,445)	(105,134)	(77,297)
Net investment income	3,210,522	2,422,017	1,675,522
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	63,218	30,698	14,772
Commercial mortgage and other loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	444,449	328,853	231,994
Policy loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	66,917	65,825	48,118
Other invested assets
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	249,245	140,376	98,369
Short-term investments and cash equivalents
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	122,337	182,094	123,857
Available-for-sale | Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	2,182,678	1,622,898	1,139,581
Trading | Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 211,123	$ 156,407	$ 96,128